Equity- Details of Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Equity [Abstract]
Number of Options, Vested or expected to vest | shares	3,878,705
Weighted Average Exercise Price, Vested or expected to vest | $ / shares	$ 36
Weighted Average Remaining Contractual Life, Vested or expected to vest	6 years 7 months
Aggregate Intrinsic Value, Vested or expected to vest | $	$ 79,000
Number of Options, Exercised | shares	2,787,525
Weighted Average Exercise Price, Exercised | $ / shares	$ 32
Weighted Average Remaining Contractual Life, Exercised	5 years 9 months
Aggregate Intrinsic Value, Exercised | $	$ 69,000